Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Income Taxes

Years ended December 31	2017	2016
Current income tax expense	$196	$125
Deferred income tax recovery	(661)	(65)

Income tax (recovery) expense	$(465)	$60

Disclosure of Income Tax Expense (Recovery) Differences

These differences result from the following items:

Years ended December 31	2017	2016
Earnings before taxes	$193	$222
Canadian federal and provincial income tax rates	25%	25%

Income tax expense based on Canadian federal and provincial income tax rates	48	56
(Decrease) increase attributable to:
Changes in recognition of deferred tax assets	38	(47)
Effects of different foreign statutory tax rates on earnings of subsidiaries	25	(58)
Non-deductible expenditures	16	42
Mining taxes	10	35
Foreign exchange impact on tax bases of assets, liabilities, and losses	(8)	189
Mexican inflation on tax values	(30)	(14)
Assets sold and assets held for sale (note 8)	(36)	29
Non-taxable portion of net earnings from associates	(47)	(43)
Other impacts of foreign exchange (1)	(116)	(128)
Argentinian tax reform (2)	(156)	—
Impairment of mining interests (note 21)	(206)	—
Other	(3)	(1)

	$(465)	$60

(1)	Other impacts of foreign exchange include the currency translation effects of local currency current taxes receivable and payable, the tax impact of local currency foreign exchange gains or losses and the non-taxable or non-deductible US dollar currency foreign exchange gains or losses.
(2)	In December 2017, Argentina enacted corporate tax changes which included a reduction in the corporate tax rate from 35% to 30% for 2018 and 2019, with a further reduction to 25% for 2020 and thereafter. Concurrently, a dividend distribution tax was introduced which charges an effective tax of 5% and 10% on dividend distributions for 2018 and 2019, and 2020 and thereafter, respectively. The Argentine tax rate reduction resulted in a deferred tax recovery of $156 million in 2017.

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities were as follows:

	At December 31 2017	At December 31 2016
Deferred income tax assets (a)
Operating loss carryforwards
Argentina	$144	$199
Canada	141	129
Mexico	3	25
Chile	5	5
Other	—	1

	293	359

Deductible temporary differences relating to:
Reclamation and closure cost obligations	144	147
Mining interests	131	87
Other	112	79

	387	313
Investment tax credits	89	86

Total deferred income tax assets	769	758

Deferred income tax liabilities
Taxable temporary differences relating to:
Mining interests	(3,636)	(4,255)
Other	(84)	(112)

Total deferred income tax liabilities	(3,720)	(4,367)

Deferred income tax liabilities, net	(2,951)	(3,609)

Balance sheet presentation
Deferred income taxes assets	112	49
Deferred income taxes liabilities	(3,063)	(3,658)

Deferred income tax liabilities, net	$(2,951)	$(3,609)

(a)	The Company believes that it is probable that the results of future operations will generate sufficient taxable income to realize the above noted deferred income tax assets. The Company recognized $109 million (2016 – $43 million) in deferred tax assets that were in excess of taxable temporary differences but are supported by expected future taxable earnings.

Summarizes of Deferred Tax Assets Not Been Recognized

Deferred tax assets that have not been recognized as part of the total above were as follows:

	At December 31 2017	At December 31 2016
Operating loss carryforwards	$37	$78
Deductible temporary differences relating to:
Non-operating losses	111	63
Mining interests	—	17
Other	6	31

	$154	$189